Restructuring and Other Charges - Summary of Changes to Accrued Liability Balance Related to Restructuring and Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Charges Accrual
Beginning balance	$ 3,395	$ 1,308
Additions for costs expensed	3,189	22,038
Non-cash expense		(461)
Non-cash income	517
Reductions for payments	(6,489)	(19,490)
Ending balance	612	3,395
Spin-off
Restructuring Charges Accrual
Beginning balance	934	1,083
Additions for costs expensed	599	3,943
Non-cash expense	(223)	(896)
Reductions for payments	(1,310)	(3,196)
Ending balance	0	934
Cost Reduction Plan
Restructuring Charges Accrual
Beginning balance	2,461	225
Additions for costs expensed	2,590	18,095
Non-cash income	740	435
Reductions for payments	(5,179)	(16,294)
Ending balance	$ 612	$ 2,461